Segments	11 Months Ended
Dec. 31, 2021
Rigetti Holdings Inc
Segments
15.	SEGMENTS
The following table presents a summary of revenue by geography for the 11 months ended December 31, 2021 and year ended January 31, 2021:

	11 Months Ended December 31,	Year Ended January 31,
	2021	2021
United States	$5,826,004	$5,108,847
United Kingdom	2,370,302	412,747
Australia	—	21,004

	$8,196,306	$5,542,598

Revenues from external customers are attributed to individual countries based on the physical location in which the services are provided or the particular customer location with whom the Company has contracted.
During the 11 months ended December 31, 2021, 71% of revenues were derived from customers in the United States and 29% of revenues were derived from customers in United Kingdom. During the year ended January 31, 2021, 92% of revenues were derived from customers in the United States, 7% of revenues were derived from customers in United Kingdom, and less than 1% of revenues were derived from customers in Australia.